Consolidated Statements of Changes in Stockholders’ Deficit (Parentheticals) - Class A - Common Stock	12 Months Ended
Dec. 31, 2021 shares
Issuance of representative shares to underwriters	189,750
Public warrants net	12,937,500
Private placement warrants net	6,675,000